Note 9 - Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

9. VESSELS AND OTHER FIXED ASSETS, NET

Acquisition of vessels

On September 15, 2013, the Company signed a memorandum of agreement for the acquisition of a drybulk vessel, for an aggregate consideration of approximately $19,500, plus 1% address commission. The Company also incurred additional acquisition related costs of approximately $3,052. The purchase price was included in the December Settlement Agreement with Hanover, refer to Note 14. The vessel was delivered to the Company on September 16, 2014.

On May 19, 2014 and July 25, 2014, the Company completed the acquisition of two drybulk vessels, the Newlead Albion and the Newlead Venetico, through sale and leaseback agreements (refer to Note 17).

During November 2014, through the SPA with Thalassa Holdings S.A. (refer to Note 5), the Company acquired three oil tanker/asphalt carriers. In addition, the Company completed the acquisition of another two oil tanker/asphalt carriers through bareboat charter agreements (refer to Note 17).

Disposal of vessels

For all the vessels sold, see also Note 26 Discontinued Operations.

Impairment of vessels

For the year ended December 31, 2014, the Company’s impairment tests indicated an amount of $209 impairment for one of the vessels that were held and used as of December 31, 2014.

For the year ended December 31, 2013, the Company’s impairment tests indicated that no impairment existed for the two vessels that were held and used as of December 31, 2013.

For the year ended December 31, 2012, the Company recorded an impairment charge totaling $5,911 in continuing operations on one of the two vessels that were held and used as of December 31, 2012.

The table below presents the movement of “Vessels and Other Fixed Assets, Net”:

Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at December 31, 2011	$433,483	$101,500	$8,969	$1,024	$544,976
Additions	-	-	985	-	985
Disposals — Discontinued operations	(376,517)	(101,500)	(7,759)	-	(485,776)
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Additions	-	-	366	5	371
Balance at December 31, 2013	$56,966	$-	$2,561	$1,029	$60,556
Additions	43,097	47,554	668	19	91,338
Loss on sale and leaseback	-	(1,150)	-	-	(1,150)
Balance at December 31, 2014	$100,063	$46,404	$3,229	$1,048	$150,744
Accumulated Depreciation and Amortization
Balance at December 31, 2011	$(238,502)	$(28,474)	$(7,761)	$(720)	$(275,457)
Depreciation and Amortization for the period	(5,168)	(209)	(428)	(184)	(5,989)
Impairment loss (Note 3)	(5,075)	-	(836)	-	(5,911)
Disposals — Discontinued operations	228,294	28,683	7,698	-	264,675
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)
Depreciation and Amortization for the period	(2,536)		(196)	(75)	(2,807)
Balance at December 31, 2013	$(22,987)	$-	$(1,523)	$(979)	$(25,489)
Depreciation and Amortization for the period	(2,719)	(737)	(285)	(50)	(3,791)
Impairment loss (Note 3)	-	-	(209)	-	(209)
Balance at December 31, 2014	$(25,706)	$(737)	$(2,017)	$(1,029)	$(29,489)
Net book value — December 31, 2012	$36,515	$-	$868	$120	$37,503
Net book value — December 31, 2013	$33,979	$-	$1,038	$50	$35,067
Net book value — December 31, 2014	$74,357	$45,667	$1,212	$19	$121,255